Intangible Assets - Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 3.4	$ 3.4
Amortization
Year ended December 31, 2022	3.4
Year ended December 31, 2023	3.4
Year ended December 31, 2024	3.4
Year ended December 31, 2025	3.4
Year ended December 31, 2026	$ 3.4
Acquired products
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years